Prepayments and Other Receivables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Prepayments and Other Receivables [Line Items]
Prepayment of related party	$ 5,280	$ 3,847
Credit loss
Related Party [Member]
Prepayments and Other Receivables [Line Items]
Prepayment of related party		$ 45,044